Document and Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	OneStream, Inc.
Entity Central Index Key	0001889956
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7372
Entity Tax Identification Number	87-3199478
Entity Address, Address Line One	191 N. Chester Street
Entity Address, City or Town	Birmingham
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48009
City Area Code	248
Local Phone Number	650-1490
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Thomas Shea
Entity Address, Address Line One	191 N. Chester Street
Entity Address, City or Town	Birmingham
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48009
City Area Code	248
Local Phone Number	650-1490